Class A Class C And Investor Class [Member] Expense Example - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund	Jun. 30, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,531
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	720
Expense Example, with Redemption, 3 Years	1,041
Expense Example, with Redemption, 5 Years	1,384
Expense Example, with Redemption, 10 Years	2,349
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	329
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	$ 2,366